STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares, Outstanding , Beginning	264,156	299,237
Shares Granted at fair value	0	0
Shares Exercised	(24,780)	(33,163)
Shares Expired	0	(338)
Shares Forfeited	(3,317)	(1,580)
Shares, Outstanding, Ending	236,059	264,156
Shares, Exercisable	236,059	264,156
Weighted Average Exercise Price Outstanding, Beginning	$ 17.9	$ 16.86
Weighted Average Exercise Price Granted at fair value	$ 0	$ 0
Weighted Average Exercise Price Exercised	$ 12.25	$ 8.75
Weighted Average Exercise Price Expired	$ 0	$ 8.44
Weighted Average Exercise Price Forfeited	$ 18.25	$ 15
Weighted Average Exercise Price Outstanding, Ending	$ 18.49	$ 17.9
Weighted Average Exercise Price Exercisable	$ 18.49	$ 17.9
Aggregate Intrinsic Value Outstanding, Beginning	$ 175,911	$ 524,392
Aggregate Intrinsic Value Exercised	88,607	286,061
Aggregate Intrinsic Value Outstanding, Ending	164,304	175,911
Aggregate Intrinsic Value Exercisable	$ 164,304	$ 175,911
Weighted-Average Contractual Life Remaining In Years Outstanding (in years)	1 year	1 year 8 months 12 days
Weighted-Average Contractual Life Remaining In Years Exercisable Outstanding (in years)	1 year	1 year 8 months 12 days